Detailed Amount of Gross Loans by Loan Grade and Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 392,668	$ 369,138
Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	307,716	292,750
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	27,224	12,755
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29,634	31,663
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	105,489	115,837
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	145,369	132,495
Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	57,121	46,997
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	55,813	45,564
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,308	1,433
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	27,831	29,391
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,087	1,050
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,744	28,341
Satisfactory 1, 2, 3, 4
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	343,960	315,031
Satisfactory 1, 2, 3, 4 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	262,772	244,209
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,165	10,596
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,160	27,069
Satisfactory 1, 2, 3, 4 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	87,108	97,630
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	125,339	108,914
Satisfactory 1, 2, 3, 4 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	54,169	42,807
Satisfactory 1, 2, 3, 4 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	52,871	41,449
Satisfactory 1, 2, 3, 4 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,298	1,358
Satisfactory 1, 2, 3, 4 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	27,019	28,015
Satisfactory 1, 2, 3, 4 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,077	1,020
Satisfactory 1, 2, 3, 4 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25,942	26,995
Special Mention 5,6
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,149	21,295
Special Mention 5,6 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	11,522	17,496
Special Mention 5,6 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	192	1,890
Special Mention 5,6 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	744	2,701
Special Mention 5,6 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,671	6,177
Special Mention 5,6 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	5,915	6,728
Special Mention 5,6 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	434	3,512
Special Mention 5,6 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	426	3,486
Special Mention 5,6 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	8	26
Special Mention 5,6 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	193	287
Special Mention 5,6 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	193	287
Substandard 7
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	34,414	32,754
Substandard 7 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	33,422	31,045
Substandard 7 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,867	269
Substandard 7 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,730	1,893
Substandard 7 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,710	12,030
Substandard 7 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,115	16,853
Substandard 7 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	418	650
Substandard 7 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	416	601
Substandard 7 | Business Loans | Farm Production and other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2	49
Substandard 7 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	574	1,059
Substandard 7 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10	30
Substandard 7 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	564	1,029
Doubtful 8
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2,142	56
Doubtful 8 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2,100	28
Doubtful 8 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2,100	28
Doubtful 8 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	42	28
Doubtful 8 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	42	28
Loss 9
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3	2
Loss 9 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3	2
Loss 9 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 3	$ 2